Shareholders' Equity (Details)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Aug. 15, 2011
Shareholders' Equity (Textual)
Common Stock, shares authorized	200,000,000	200,000,000
Common stock voting right	One vote for each share
Common stock forfeited by existing shareholders			180,000
Common stock subject to possible redemption, shares	4,257,425
Common Stock, shares issued	6,000,000	6,000,000
Common Stock, shares outstanding	6,000,000	6,000,000
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued
Common stock redemption description under initial public offering	The Company is not permitted to consummate its initial business combination if more than 88% of the common shares issued in the initial public offering are redeemed in connection with such initial business combination.Therefore, 12% of the common shares issued in the initial public offering were not subject to redemption in connection with the business transaction and are being treated as permanent equity.